Note 8 - Variable Interest Entities (Details)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Sichuan Yihe Investment Co. Ltd. Member and Shenzhen Xinbao Investment Management Co.Ltd. [Member] | Ying SiKang Information Technology Shenzhen Co Ltd [Member]
Note 8 - Variable Interest Entities (Details) [Line Items]
Loans and Leases Receivable Related Parties Commitments Fixed Interest Rates	0.00%
Two PRC Affiliated Entities [Member] | Litian Xilian Information and Zhonglian Enterprise [Member]
Note 8 - Variable Interest Entities (Details) [Line Items]
Variable Interest Entity VIE Automatic Extended or Renewal Term of Agreement	1 year
Group VIEs [Member] | Sichuan Yihe Investment Co. Ltd. Member and Shenzhen Xinbao Investment Management Co.Ltd. [Member]
Note 8 - Variable Interest Entities (Details) [Line Items]
Number of Variable Interest Entities		7
Yihe Investment [Member] | Zhonglian Enterprise [Member]
Note 8 - Variable Interest Entities (Details) [Line Items]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners	39.10%
Yihe Investment [Member] | Xinlian Information [Member]
Note 8 - Variable Interest Entities (Details) [Line Items]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners	40.90%
Yihe Investment [Member] | CNinsure Group Company [Member]
Note 8 - Variable Interest Entities (Details) [Line Items]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners	20.00%
Group VIEs [Member] | Sichuan Yihe Investment Co. Ltd. Member and Shenzhen Xinbao Investment Management Co.Ltd. [Member]
Note 8 - Variable Interest Entities (Details) [Line Items]
Number of Variable Interest Entities	5